Warrant Liabilities (Details)	6 Months Ended
Jun. 30, 2025 USD ($) $ / shares shares
Warrant Liabilities [Line Items]
Exercise price (in Dollars per share)	$ 0.01
Trading days period	3 days
Final fair market value (in Dollars) | $	$ 9.2
Effective issue price (in Dollars per share)	$ 9.2
Total equity proceeds percentage	60.00%
Exercise price of the warrants percentage	115.00%
Public Warrants [Member]
Warrant Liabilities [Line Items]
Number of warrant issued (in Shares) | shares	11,500,000
Exercise price (in Dollars per share)	$ 11.5
Warrant [Member]
Warrant Liabilities [Line Items]
Purchase ordinary share (in Shares) | shares	1
Business Combination [Member]
Warrant Liabilities [Line Items]
Business combination	30 days
Trading days period	20 days
Business Combination [Member] | Public Warrants [Member]
Warrant Liabilities [Line Items]
Business combination	5 years
Minimum [Member]
Warrant Liabilities [Line Items]
Exercise price (in Dollars per share)	$ 0.1
Trading days period	20 days
Minimum [Member] | Public Shareholders Warrants [Member]
Warrant Liabilities [Line Items]
Trading days period	30 days
Maximum [Member]
Warrant Liabilities [Line Items]
Trading days period	30 days
Class A Ordinary Shares [Member]
Warrant Liabilities [Line Items]
Exercise price (in Dollars per share)	$ 10
Business combination	1 day
Redemption of warrants price per share (in Dollars per share)	$ 10
Trading days period	10 days
Final fair market value (in Dollars) | $	$ 0
Ordinary shares per warrant (in Dollars per share)	$ 0.361
Class A Ordinary Shares [Member] | Warrant [Member]
Warrant Liabilities [Line Items]
Exercise price (in Dollars per share)	$ 18
Class A Ordinary Shares [Member] | Minimum [Member]
Warrant Liabilities [Line Items]
Trading days period	20 days
Class A Ordinary Shares [Member] | Maximum [Member]
Warrant Liabilities [Line Items]
Trading days period	30 days
Class A Ordinary Shares [Member]
Warrant Liabilities [Line Items]
Purchase ordinary share (in Shares) | shares	1,117,798
Redemption of warrants price per share (in Dollars per share)	$ 18